Debt and Equity Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturity of amortized cost and estimated market value of debt securities
Due in one year or less, Amortized Cost	$ 1,881
Due after one year through five years, Amortized Cost	5,509
Due after five years through ten years, Amortized Cost	3,542
Due after ten years, Amortized Cost	1,658
Amortized Cost, Gross	12,590
Mortgage-backed securities, Amortized Cost	2,918
Amortized Cost	15,508	14,464
Due in one year or less, Estimated Market Value	1,895
Due after one year through five years, Estimated Market Value	5,833
Due after five years through ten years, Estimated Market Value	3,752
Due after ten years, Estimated Market Value	1,797
Estimated Market Value, Gross	13,277
Mortgage-backed securities, Estimated Market Value	3,040
Estimated Market Value	16,317	15,266
Available-for-sale securities, Due in one year or less, Amortized Cost	2,009
Available-for-sale securities, Due after one year through five years, Amortized Cost	25,198
Available-for-sale securities, Due after five years through ten years, Amortized Cost	97,812
Available-for-sale securities, Due after ten years, Amortized Cost	10,305
Amortized Cost, Gross	135,324
Mortgage-backed securities, Amortized Cost	177,787
Amortized Cost	313,111	309,329
Available-for-sale securities, Due in one year or less, Estimated Market Value	2,013
Available-for-sale securities, Due after one year through five years, Estimated Market Value	25,321
Available-for-sale securities, Due after five years through ten years, Estimated Market Value	98,489
Available-for-sale securities, Due after ten years, Estimated Market Value	10,327
Estimated Market Value, Gross	136,150
Mortgage-backed securities, Estimated Market Value	181,128
Estimated Market Value	$ 317,278	$ 310,731